GLENBROOK LIFE AND ANNUITY COMPANY
                          LAW AND REGULATION DEPARTMENT
                             3100 SANDERS ROAD, J5B
                           NORTHBROOK, ILLINOIS 60062

David E. Stone                                Direct Dial Number (847) 402-7130
Associate Counsel                                      Facsimile (847) 402-3781


                                October 31, 1997

 VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

         RE: Glenbrook Life and Annuity Company Variable Annuity Account Filing of Investment Company Prospectuses (Rule 497) Registration No. 033-91914 and 811-07632

Dear Sir or Madam:

The Securities Act of 1933, Reg. ss. 230.497, requires Investment Companies filing on Form N-4, of the Investment Company Act of 1940, to file the Prospectus and Statement of Additional Information, with the Securities and Exchange Commission, in the exact form used, within five days after the effective date of a Registration Statement. In lieu of filing under paragraph
(b) or (c) of Reg. ss. 230.497, the Registrant, Glenbrook Life And Annuity Company Variable Annuity Account, files this certification pursuant to paragraph
(j) of Reg. ss. 230.497:

     (j) (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. ss. 230.497 does not differ from that contained in the most recent registration statement or amendment, and

         (2) the text of the most recent registration statement or amendment has been filed electronically.

Please contact myself at (847)402-7383, if you have any questions or comments. Thank you for your consideration of this matter.

Very truly yours,


/s/DAVID E. STONE
------------------
David E. Stone
Associate Counsel